Employees' Retirement Benefits (Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets) (Detail) - NTT Corporate Defined Benefit Pension Plan - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 131,142	¥ 116,898
Service cost	4,743	3,905	¥ 4,067
Interest cost	1,311	1,613	1,690
Actuarial (gain) loss	19,652	10,630
Internal adjustment due to transfer of employees within the NTT group	(1,136)	21
Other	139	(72)
Benefit payments	(2,245)	(1,853)
Projected benefit obligation, end of year	153,606	131,142	116,898
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	86,459	76,528
Actual return on plan assets	330	9,309
Employer contributions	2,242	2,136
Employee contributions	458	432	406
Internal adjustment due to transfer of employees within the NTT group	(859)	(21)
Other	139	(72)
Benefit payments	(2,245)	(1,853)
Fair value of plan assets, end of year	86,524	86,459	¥ 76,528
Funded status, end of year	¥ (67,082)	¥ (44,683)